BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jul. 25, 2024	Jun. 30, 2024	Feb. 27, 2024	Feb. 13, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Liabilities and Equity [Abstract]
Ordinary shares, par value (in dollars per share)								$ 0.001
Convertible preferred stock, shares outstanding								4,939,946
Temporary Equity, Redemption Price Per Share				$ 11.56
Equity, Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.001					$ 0.001
Common Stock, Shares Authorized	210,000,000		6,594,946					6,594,946
Common Stock, Shares, Issued	14,535,136							786,510
Common Stock, Shares, Outstanding	14,535,136	13,387,636						779,908
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Equity, Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share					$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized					1,000,000			1,000,000		1,000,000
Preferred Stock, Shares Issued					0			0		0
Preferred Stock, Shares Outstanding					0			0		0
Common Stock, Par or Stated Value Per Share							$ 0.01
Common Class A [Member]
Equity, Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Liabilities and Equity [Abstract]
Ordinary shares, par value (in dollars per share)					$ 0.0001			$ 0.0001		$ 0.0001
Convertible preferred stock, shares outstanding					3,300,016			3,690,831		14,950,000
Temporary Equity, Redemption Price Per Share					$ 11.47			$ 10.97		$ 10.30
Equity, Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share					$ 0.0001		0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized					479,000,000			479,000,000		479,000,000
Common Stock, Shares, Issued					499,000			499,000		499,000
Common Stock, Shares, Outstanding					499,000			499,000		499,000
Common Class B [Member]
Equity, Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Equity, Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share							$ 0.001
Common Stock, Par or Stated Value Per Share					$ 0.0001			$ 0.0001		$ 0.0001
Common Stock, Shares Authorized					20,000,000			20,000,000		20,000,000
Common Stock, Shares, Issued					3,737,500	3,737,500		3,737,500	3,737,500	3,737,500
Common Stock, Shares, Outstanding					3,737,500	3,737,500		3,737,500	3,737,500	3,737,500